Calculation of Basic and Diluted Net Income (Loss) Per Common Share (FY) (Details) - USD ($)	3 Months Ended						9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net income	$ (2,064,081)	$ 199,685	$ 9,167	$ 2,668,049	$ 2,525,557	$ 1,671,654	$ (1,855,229)	$ 6,865,260	$ 7,116,141	$ 7,712,607
Less: Accretion of Class A common stock to redemption amount	34,856			897,964			336,661	1,200,053	(25,042,451)	(2,177,762)
Net loss including accretion of temporary									(17,926,310)	5,534,845
Accretion of temporary equity to redemption value	(34,856)			(897,964)			(336,661)	(1,200,053)	25,042,451	2,177,762
Net income (loss)	(2,064,081)			2,668,049			(1,855,229)	6,865,260
Common Class A [Member]
Net income
Less: Accretion of Class A common stock to redemption amount	(34,856)			(897,964)			(336,661)	(1,200,053)	(25,042,451)	(2,177,762)
Net loss including accretion of temporary	(470,805)			1,416,068			857,455	4,532,166	(12,079,673)	4,402,550
Accretion of temporary equity to redemption value	34,856			897,964			336,661	1,200,053	25,042,451	2,177,762
Net income (loss)	$ (435,949)			$ 2,314,032			$ (4,820,469)	$ 5,732,219	$ 12,962,778	$ 6,580,312
Diluted weighted average shares outstanding (in shares)	1,304,259			18,041,500			1,304,259	18,041,500	9,072,195	17,537,090
Basic net income (loss) per common share (in dollars per share)	$ (0.33)			$ 0.13			$ (3.7)	$ 0.32	$ 1.43	$ 0.38
Common Class B [Member]
Net income
Less: Accretion of Class A common stock to redemption amount
Net loss including accretion of temporary	(1,628,132)			354,017			2,965,240	1,133,041	(5,846,637)	1,132,295
Accretion of temporary equity to redemption value
Net income (loss)	$ (1,628,132)			$ 354,017			$ 2,965,240	$ 1,133,041	$ (5,846,637)	$ 1,132,295
Diluted weighted average shares outstanding (in shares)	4,510,375			4,510,375			4,510,375	4,510,375	4,391,000 [1]	4,510,375 [1]
Basic net income (loss) per common share (in dollars per share)	$ (0.36)			$ 0.08			$ 0.66	$ 0.25	$ (1.33)	$ 0.25

[1]	For the period from March 1, 2021 (inception) through December 30, 2021 excludes 656,250 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter partially exercised its over-allotment option on August 20, 2021 and forfeited the remainder of the option; thus, 520,875 Founder Shares were forfeited by the Sponsor.